                             VINTAGE 3(SM) ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage 3(SM) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A
     Met/Aberdeen Emerging Markets Equity Portfolio -- Class B
     Met/Wellington Large Cap Research Portfolio -- Class E
     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     Met/Wellington Core Equity Opportunities Portfolio -- Class B MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     Western Asset Management Strategic Bond Opportunities Portfolio --

     Class B

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               1 years                6%
          1 years               2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge..............................................   1.70%(5)
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.05%
Optional GMWB I Charge (maximum upon reset)....................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.30%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2...........    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................    0.45%     0.25%            0.01%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................    0.77%     0.25%            0.04%
 Templeton Foreign VIP Fund.....................    0.75%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.10%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................    0.75%       --             0.08%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.75%     0.25%            0.08%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................    0.65%       --             0.06%
 ClearBridge Variable Mid Cap Portfolio --
  Class I.......................................    0.75%       --             0.10%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --             0.16%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................    0.88%     0.25%            0.14%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................    0.56%     0.15%            0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --            0.80%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......   --             0.73%       --            0.73%
 Mid Cap Portfolio -- Service Class 2...........   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................   --             0.71%       --            0.71%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................   --             1.06%       --            1.06%
 Templeton Foreign VIP Fund.....................   --             1.03%       --            1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.99%       --            0.99%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................   --             0.80%     0.00%           0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................   --             0.74%     0.00%           0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................   --             0.83%     0.00%           0.83%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................   --             1.08%     0.00%           1.08%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................   --             0.84%     0.04%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................   --             0.71%     0.00%           0.71%
 ClearBridge Variable Mid Cap Portfolio --
  Class I.......................................   --             0.85%     0.00%           0.85%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................   --             0.82%     0.00%           0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.61%     0.07%           0.54%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --            0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.00%           0.57%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%           0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.08%            1.01%     0.02%           0.99%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.02%           0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.82%     0.09%           0.73%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................   --             1.27%     0.05%           1.22%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................   --             0.74%     0.04%           0.70%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --            1.01%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Small Cap Value Portfolio --
  Class B........................................    0.75%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.69%     0.25%          0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................    0.65%     0.25%          0.03%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.15%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --           0.02%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A++.........................    0.70%       --           0.02%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class B...........................    0.70%     0.25%          0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.59%       --           0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.59%     0.25%          0.04%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Small Cap Value Portfolio --
  Class B........................................ 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.........................   --             0.93%     0.01%             0.92%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.96%     0.08%             0.88%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.62%     0.01%             0.61%
 PIMCO Total Return Portfolio -- Class B.........   --             0.77%     0.04%             0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.51%     0.00%             0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.84%     0.02%             0.82%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A++.........................   --             0.72%     0.12%             0.60%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class B...........................   --             0.97%     0.12%             0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.95%       --              0.95%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.09%     0.01%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%             0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........   --             0.63%     0.04%             0.59%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............   --             0.88%     0.04%             0.84%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term             LLC
                                        capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term             LLC
                                        capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary             LLC
                                        objective.                                Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain an average            Management Company; Western
                                        duration within 30% of the average        Asset Management Company
                                        duration of the domestic bond market      Limited; Western Asset Management
                                        as a whole.                               Company Ltd.; Western Asset
                                                                                  Management Company Pte Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Met/Aberdeen Emerging Markets          Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class B                                                     Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class E                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio -- Class E                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                  FORMER NAME                                        NEW NAME
---------------------------------------------- ---------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Mid Cap Core Portfolio   ClearBridge Variable Mid Cap Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio      Met/Aberdeen Emerging Markets Equity Portfolio
 WMC Large Cap Research Portfolio              Met/Wellington Large Cap Research Portfolio
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio              BlackRock Ultra-Short Term Bond Portfolio
 WMC Core Equity Opportunities Portfolio       Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds were merged.with and into the new Underlying Funds.


             FORMER NAME                                    NEW NAME
------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST            METROPOLITAN SERIES FUND
 Pioneer Strategic Income Portfolio   Western Asset Management Strategy Bond
                                      Opportunities Portfolio
 Pioneer Fund Portfolio               Met/Wellington Core Equity Opportunities Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                     PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect 3 Variable Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Met/Wellington Large Cap Research Portfolio -- Class E
     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Met/Wellington Balanced Portfolio -- Class A
     Met/Wellington Core Equity Opportunities Portfolio -- Class A
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 3 years. The charge is as follows


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Withdrawal Charge declines to zero after three years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
         3 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:


Mortality and Expense Risk Charge..............................................   1.70%(5)
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.85%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   2.05%
Optional GMWB I Charge (maximum upon reset)....................................   1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.30%

------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.36%       1.23%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.15%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.75%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++........................    0.88%       --             0.14%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................    0.56%     0.15%            0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.65%     0.25%            0.03%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.95%       --              0.95%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.03%       --              1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.84%     0.04%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.71%     0.00%             0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.06%            0.73%       --              0.73%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.00%             0.57%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.08%            1.01%     0.02%             0.99%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.02%             0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.82%     0.09%             0.73%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++........................   --             1.02%     0.05%             0.97%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................   --             0.74%     0.04%             0.70%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B....................................... 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.93%     0.01%             0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.08%             0.88%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.15%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.03%
 Met/Wellington Balanced Portfolio --
  Class A........................................    0.46%       --           0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.81%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.59%       --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.58%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.62%     0.01%             0.61%
 PIMCO Total Return Portfolio -- Class B.........   --             0.77%     0.04%             0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.36%     0.00%             0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.84%     0.02%             0.82%
 Met/Wellington Balanced Portfolio --
  Class A........................................   --             0.54%     0.00%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.12%             0.60%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.95%       --              0.95%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.84%     0.01%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.09%     0.01%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............   --             0.63%     0.04%             0.59%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................   --             1.23%     0.34%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                      LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Met/Aberdeen Emerging Markets          Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class A++                                                   Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Met/Wellington Balanced Portfolio --   Seeks long-term capital appreciation      MetLife Advisers, LLC
 Class A                               with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
Met/Wellington Core Equity             Seeks to provide a growing stream of      MetLife Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
MetLife Asset Allocation 20            Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40            Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Asset Allocation 80                Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Fund was renamed.


                FORMER NAME                                       NEW NAME
------------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST                  MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio   Met/Aberdeen Emerging Markets Equity Portfolio
 WMC Large Cap Research Portfolio           Met/Wellington Large Cap Research Portfolio
METROPOLITAN SERIES FUND                    METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio           BlackRock Ultra-Short Term Bond Portfolio
 WMC Balanced Portfolio                     Met/Wellington Balanced Portfolio
 WMC Core Equity Opportunities Portfolio    Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying Funds.


      FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
--------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST              METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio   Western Assett Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Strategic Income Portfolio     Western Assett Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Fund Portfolio                 Met/Wellington Core Equity Opportunities Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                     PORTFOLIO ARCHITECT L VARIABLE ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect L Variable Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Met/Aberdeen Emerging Markets Equity Portfolio -- Class B Met/Wellington Large Cap Research Portfolio -- Class E MetLife Asset Allocation 100 Portfolio -- Class B

     MetLife Small Cap Value Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Met/Wellington Balanced Portfolio -- Class A
     Met/Wellington Core Equity Opportunities Portfolio -- Class A
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4+ years                                      0%

We do not assess this charge if Contract Value is $40,000 or more on the fourth
      Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.60% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        DEFERRED ANNUAL
                                                                         STEP UP DEATH      ANNUAL STEP
                                                                            BENEFIT           UP DEATH       ROLL-UP DEATH
                                                                          `STANDARD'          BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge...................................     1.60%(5)           1.70%(5)          1.90%(5)
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.75%              1.85%             2.05%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.95%              2.05%             2.25%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     2.25%              2.35%             2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(6)........................................................     2.45%              2.55%             2.75%
Optional GMWB I Charge (maximum upon reset).........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB II Charge (maximum upon reset)........................     1.00%(7)           1.00%(7)          1.00%(7)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.75%              2.85%             3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     2.00%              2.10%             2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.95%              3.05%             3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     2.20%              2.30%             2.50%

------------
(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the
      T. Rowe Price Large Cap Growth Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.36%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.15%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.75%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................    0.88%     0.25%            0.14%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................    0.56%     0.15%            0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --            0.80%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --            0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.95%       --            0.95%
 Mid Cap Portfolio..............................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.03%       --            1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%           0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%           0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.84%     0.04%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.71%     0.00%           0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%           0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.06%            0.73%       --            0.73%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --            0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.00%           0.57%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%           0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%           0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.08%            1.01%     0.02%           0.99%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.02%           0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.82%     0.09%           0.73%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................   --             1.27%     0.05%           1.22%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................   --             0.74%     0.04%           0.70%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --            1.01%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Small Cap Value Portfolio --
  Class B........................................    0.75%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.15%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.03%
 Met/Wellington Balanced Portfolio --
  Class A........................................    0.46%       --           0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.81%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.59%       --           0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.58%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Small Cap Value Portfolio --
  Class B........................................ 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.96%     0.08%             0.88%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.62%     0.01%             0.61%
 PIMCO Total Return Portfolio -- Class B.........   --             0.77%     0.04%             0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.36%     0.00%             0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.84%     0.02%             0.82%
 Met/Wellington Balanced Portfolio --
  Class A........................................   --             0.54%     0.00%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.72%     0.12%             0.60%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.95%       --              0.95%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.84%     0.01%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.09%     0.01%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............   --             0.63%     0.04%             0.59%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................   --             1.23%     0.34%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                      LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Met/Aberdeen Emerging Markets          Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class B                                                     Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class A                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC
Met/Wellington Balanced Portfolio --   Seeks long-term capital appreciation      MetLife Advisers, LLC
 Class A                               with some current income.                 Subadviser: Wellington Management
                                                                                 Company LLP
Met/Wellington Core Equity             Seeks to provide a growing stream of      MetLife Advisers, LLC
 Opportunities Portfolio -- Class A    income over time and, secondarily,        Subadviser: Wellington Management
                                       long-term capital appreciation and        Company LLP
                                       current income.
MetLife Asset Allocation 20            Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                  with growth of capital as a secondary
                                       objective.
MetLife Asset Allocation 40            Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                  income and growth of capital, with a
                                       greater emphasis on income.
MetLife Asset Allocation 60            Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Fund was renamed.


                FORMER NAME                                       NEW NAME
------------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST                  MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio   Met/Aberdeen Emerging Markets Equity Portfolio
 WMC Large Cap Research Portfolio           Met/Wellington Large Cap Research Portfolio
METROPOLITAN SERIES FUND                    METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio           BlackRock Ultra-Short Term Bond Portfolio
 WMC Balanced Portfolio                     Met/Wellington Balanced Portfolio
 WMC Core Equity Opportunities Portfolio    Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying Funds.


      FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
--------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST              METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio   Western Assett Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Strategic Income Portfolio     Western Assett Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Fund Portfolio                 Met/Wellington Core Equity Opportunities Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                             VINTAGE L(SM) ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Vintage L(SM) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Income VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     ClearBridge Variable Aggressive Growth Portfolio -- Class I ClearBridge Variable Appreciation Portfolio -- Class I ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I ClearBridge Variable Mid Cap Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A

     JPMorgan Small Cap Value Portfolio -- Class A
     Met/Aberdeen Emerging Markets Equity Portfolio -- Class B
     Met/Wellington Large Cap Research Portfolio -- Class E
     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class E
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E
     Frontier Mid Cap Growth Portfolio -- Class D
     Met/Wellington Core Equity Opportunities Portfolio -- Class B MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     Western Asset Management Strategic Bond Opportunities Portfolio --

     Class B

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 +years                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II , and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                                   ANNUAL STEP-UP        ROLL-UP
                                                                                    DEATH BENEFIT     DEATH BENEFIT
                                                                                  ----------------   --------------
Mortality and Expense Risk ("M&E") Charge......................................     1.70%(5)           1.90%(5)
Administrative Expense Charge..................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......     1.85%              2.05%
Optional E.S.P. Charge.........................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................     2.00%              2.20%
Optional GMAB Charge...........................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED(6)...............     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED............     2.50%              2.70%
Optional GMWB I Charge (maximum upon reset)....................................     1.00%(7)           1.00%(7)
Optional GMWB II Charge (maximum upon reset)...................................     1.00%(7)           1.00%(7)
Optional GMWB III Charge.......................................................     0.25%              0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............     2.10%              2.30
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........     3.00%              3.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........     2.25%              2.45%

------------
(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio.

(6)   GMAB and GMWB cannot both be elected.

(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.51%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.55%     0.10%            0.08%
 Mid Cap Portfolio -- Service Class 2...........    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................    0.45%     0.25%            0.01%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................    0.77%     0.25%            0.04%
 Templeton Foreign VIP Fund.....................    0.75%     0.25%            0.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................    0.64%     0.25%            0.10%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................    0.70%       --             0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................    0.75%       --             0.08%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.75%     0.25%            0.08%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................    0.65%       --             0.06%
 ClearBridge Variable Mid Cap Portfolio --
  Class I.......................................    0.75%       --             0.10%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%       --             0.16%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.04%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%       --             0.02%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................    0.88%     0.25%            0.14%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................    0.56%     0.15%            0.03%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --            0.80%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......   --             0.73%       --            0.73%
 Mid Cap Portfolio -- Service Class 2...........   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Income VIP Fund.......................   --             0.71%       --            0.71%
 Franklin Small-Mid Cap Growth VIP
  Fund++........................................   --             1.06%       --            1.06%
 Templeton Foreign VIP Fund.....................   --             1.03%       --            1.03%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio...........................   --             0.99%       --            0.99%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................   --             0.80%     0.00%           0.80%
 ClearBridge Variable Appreciation
  Portfolio -- Class I..........................   --             0.74%     0.00%           0.74%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class I++........................   --             0.83%     0.00%           0.83%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................   --             1.08%     0.00%           1.08%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I++........................   --             0.84%     0.04%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I..........................   --             0.71%     0.00%           0.71%
 ClearBridge Variable Mid Cap Portfolio --
  Class I.......................................   --             0.85%     0.00%           0.85%
 ClearBridge Variable Small Cap Growth
  Portfolio -- Class I++........................   --             0.82%     0.00%           0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio..........   --             0.61%     0.07%           0.54%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --            0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.00%           0.57%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%           0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.08%            1.01%     0.02%           0.99%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.02%           0.85%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................   --             0.82%     0.09%           0.73%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B..........................   --             1.27%     0.05%           1.22%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................   --             0.74%     0.04%           0.70%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --            1.01%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Small Cap Value Portfolio --
  Class B........................................    0.75%     0.25%          0.02%
 MFS(R) Research International Portfolio --
  Class B++......................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.15%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................    0.32%     0.15%          0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................    0.34%     0.15%          0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.03%
 Jennison Growth Portfolio -- Class A++..........    0.60%       --           0.02%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A++.........................    0.70%       --           0.02%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class B...........................    0.70%     0.25%          0.02%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.02%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.81%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................    0.60%     0.25%          0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.59%       --           0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.59%     0.25%          0.04%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Small Cap Value Portfolio --
  Class B........................................ 0.07%            1.09%     0.00%             1.09%
 MFS(R) Research International Portfolio --
  Class B++......................................   --             1.01%     0.06%             0.95%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.96%     0.08%             0.88%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.62%     0.01%             0.61%
 PIMCO Total Return Portfolio -- Class B.........   --             0.77%     0.04%             0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class E........................................   --             0.51%     0.00%             0.51%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E...........................   --             0.52%     0.02%             0.50%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.84%     0.02%             0.82%
 Jennison Growth Portfolio -- Class A++..........   --             0.62%     0.08%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A++.........................   --             0.72%     0.12%             0.60%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class B...........................   --             0.97%     0.12%             0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.88%     0.01%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.95%       --              0.95%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.09%     0.01%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B++.........................   --             0.87%     0.02%             0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........   --             0.63%     0.04%             0.59%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............   --             0.88%     0.04%             0.84%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


             UNDERLYING FUND                        INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
----------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund         Seeks long-term growth of capital.      Capital Research and Management
                                                                                  Company
American Funds Growth Fund                Seeks growth of capital.                Capital Research and Management
                                                                                  Company
American Funds Growth-Income              Seeks long-term growth of capital and   Capital Research and Management
 Fund                                     income.                                 Company
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Contrafund(R) Portfolio -- Service        Seeks long-term capital appreciation.   Fidelity Management & Research
 Class                                                                            Company
                                                                                  Subadviser: FMR Co., Inc.
Mid Cap Portfolio -- Service Class 2      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                  Company
                                                                                  Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Income VIP Fund                  Seeks to maximize income while          Franklin Advisers, Inc.
                                          maintaining prospects for capital
                                          appreciation.
Franklin Small-Mid Cap Growth VIP         Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund++
Templeton Foreign VIP Fund                Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                      Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
ClearBridge Variable Aggressive           Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I                                                      LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC

            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class I++        dividend income and long-term             LLC
                                        capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Dividend           Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio -- Class II         dividend income and long-term             LLC
                                        capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                   Current income is a secondary             LLC
                                        objective.                                Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Mid Cap            Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio -- Class I                                                             LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio -- Class I++                                                    LLC
                                                                                  Subadviser: ClearBridge Investments,
                                                                                  LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment        LLC
                                        management and liquidity needs, by        Subadvisers: Western Asset
                                        investing to obtain an average            Management Company; Western
                                        duration within 30% of the average        Asset Management Company
                                        duration of the domestic bond market      Limited; Western Asset Management
                                        as a whole.                               Company Ltd.; Western Asset
                                                                                  Management Company Pte Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate              Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Met/Aberdeen Emerging Markets          Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class B                                                     Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return          MetLife Advisers, LLC
 Class E                               primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.
BlackRock Capital Appreciation         Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio -- Class E                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.
Frontier Mid Cap Growth Portfolio --   Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                         Subadviser: Frontier Capital
                                                                                 Management Company, LLC

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Jennison Growth Portfolio --               Seeks long-term growth of capital.       MetLife Advisers, LLC
 Class A++                                                                          Subadviser: Jennison Associates LLC
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio --                income over time and, secondarily,       Subadviser: Wellington Management
 Class A++                                 long-term capital appreciation and       Company LLP
                                           current income.
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio -- Class B        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
MetLife Asset Allocation 20                Seeks a high level of current income,    MetLife Advisers, LLC
 Portfolio -- Class B                      with growth of capital as a secondary
                                           objective.
MetLife Asset Allocation 40                Seeks high total return in the form of   MetLife Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
MetLife Asset Allocation 60                Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
MetLife Asset Allocation 80                Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B++                                                             Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                  FORMER NAME                                        NEW NAME
---------------------------------------------- ---------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Mid Cap Core Portfolio   ClearBridge Variable Mid Cap Portfolio
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio      Met/Aberdeen Emerging Markets Equity Portfolio
 WMC Large Cap Research Portfolio              Met/Wellington Large Cap Research Portfolio
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio              BlackRock Ultra-Short Term Bond Portfolio
 WMC Core Equity Opportunities Portfolio       Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds were merged.with and into the new Underlying Funds.


             FORMER NAME                                    NEW NAME
------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST            METROPOLITAN SERIES FUND
 Pioneer Strategic Income Portfolio   Western Asset Management Strategy Bond
                                      Opportunities Portfolio
 Pioneer Fund Portfolio               Met/Wellington Core Equity Opportunities Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       PIONEER ANNUISTAR(SM) FLEX ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Flex Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class B
     Invesco Comstock Portfolio -- Class B
     Met/Aberdeen Emerging Markets Equity Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E

METROPOLITAN SERIES FUND
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Jennison Growth Portfolio -- Class B
     Met/Wellington Core Equity Opportunities Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class E PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES




WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years                1 year                6%
          1 year                2 years                5%
          2 years               3 years                4%
          3 years               4 years                3%
         4 years+                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M&E") risk charge of 1.70% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:


                                                                                       STANDARD DEATH     ENHANCED DEATH
                                                                                           BENEFIT           BENEFIT
                                                                                      ----------------   ---------------
Mortality and Expense Risk Charge*.................................................     1.70%              1.90%
Administrative Expense Charge......................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...........     1.85%              2.05%
Optional E.S.P. Charge.............................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED....................     2.05%              2.25%
Optional GMAB Charge...............................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED......................     2.35%              2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).............     2.55%              2.75%
Optional GMWB I Charge (maximum upon reset)........................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset).......................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge...........................................................     0.25%              0.25%
Optional GMWB for Life (Single Life Option) Charge (maximum upon reset)............     1.50%(6)           1.50%(6)
Optional GMWB for Life (Joint Life Option) Charge (maximum upon reset).............     1.50%(6)           1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED....................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...................     2.85%              3.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..................     2.10%              2.30%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE OPTION)
 ONLY SELECTED.....................................................................     3.35%              3.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.............     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED............     2.30%              2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (JOINT LIFE
 OPTION) SELECTED..................................................................     3.55%              3.75%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:


              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                 GMWB I                       0.40%
                 GMWB II                      0.50%
   GMWB for Life (Single Life Option)         0.65%
    GMWB for Life (Joint Life Option)         0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.27%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.61%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%     0.25%          0.04%
 Templeton Foreign VIP Fund.......................    0.75%     0.25%          0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%     0.25%          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................    0.75%     0.25%          0.08%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.07%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B............................    0.88%     0.25%          0.14%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.34%       --           0.03%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%          0.02%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class B............................    0.70%     0.25%          0.02%
 MetLife Asset Allocation 60 Portfolio --
  Class B.........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B.........................................    0.05%     0.25%            --
 MFS(R) Total Return Portfolio -- Class B.........    0.55%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B................    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................    0.81%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E..............    0.59%     0.15%          0.04%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio.........    0.80%     0.25%          0.22%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.88%       --            0.88%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.06%       --            1.06%
 Templeton Foreign VIP Fund.......................   --             1.03%       --            1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%           1.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --             1.08%     0.00%           1.08%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.06%            0.98%       --            0.98%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%           0.81%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class B............................   --             1.27%     0.05%           1.22%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.08%           0.88%
 PIMCO Total Return Portfolio -- Class B..........   --             0.77%     0.04%           0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --            0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.05%           0.81%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.37%     0.02%           0.35%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%           0.79%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class B............................   --             0.97%     0.12%           0.85%
 MetLife Asset Allocation 60 Portfolio --
  Class B......................................... 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B......................................... 0.65%            0.95%       --            0.95%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.85%       --            0.85%
 MFS(R) Value Portfolio -- Class B................   --             0.97%     0.14%           0.83%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................   --             1.09%     0.01%           1.08%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class E..............   --             0.78%     0.04%           0.74%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............   --             0.96%       --            0.96%
 Pioneer Real Estate Shares VCT Portfolio.........   --             1.27%       --            1.27%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                             LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                   dividend income and long-term           LLC
                                      capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                              LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --     Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                              consistent with income generation       Subadviser: BlackRock Financial
                                      and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --         Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.
Met/Aberdeen Emerging Markets         Seeks capital appreciation.             MetLife Advisers, LLC
 Equity Portfolio -- Class B                                                  Subadviser: Aberdeen Asset Managers
                                                                              Limited

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
MFS(R) Research International          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Oppenheimer Global Equity              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,              MetLife Advisers, LLC
 Class B                               consistent with the preservation of      Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation         Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income     MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                       capital.
Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC
Met/Wellington Core Equity             Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio -- Class B    income over time and, secondarily,       Subadviser: Wellington Management
                                       long-term capital appreciation and       Company LLP
                                       current income.
MetLife Asset Allocation 60            Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                  of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.
MetLife Asset Allocation 80            Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --       Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                               investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                Services Company
MFS(R) Value Portfolio -- Class B      Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                Subadviser: Massachusetts Financial
                                                                                Services Company
Neuberger Berman Genesis               Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                  principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                Investment Advisers LLC
Western Asset Management Strategic     Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of          Subadviser: Western Asset
 Class E                               capital.                                 Management Company
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio    Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                       investing in a diversified portfolio of
                                       securities consisting primarily of
                                       common stocks.

         UNDERLYING FUND                 INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
-------------------------------- ------------------------------------ ------------------------------------
Pioneer Real Estate Shares VCT   Seeks long-term growth of capital.   Pioneer Investment Management, Inc.
 Portfolio                       Current income is a secondary        Subadviser: AEW Capital
                                 objective.                           Management, L.P.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                FORMER NAME                                       NEW NAME
------------------------------------------- ---------------------------------------------------
MET INVESTOR SERIES TRUST                   METINVESTOR SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio   Met/Aberdeen Emerging Markets Equity Portfolio
METROPOLITAN SERIES FUND                    METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio           BlackRock Ultra-Short Term Bond Portfolio
 WMC Core Equity Opportunities Portfolio    Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds merged with and into the new Underlying Funds.


     FORMER UNDERLYING FUND/TRUST                  NEW UNDERLYING FUND/TRUST
------------------------------------- ---------------------------------------------------
MET INVESTOR SERIES TRUST             METROPOLITAN SERIES TRUST
 Pioneer Strategic Income Portfolio   Western Asset Management Strategic Bond
                                      Opportunities Portfolio
 Pioneer Fund Portfolio               Met/Wellington Core Equity Opportunities Portfolio

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